Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (40,257)	$ (35,842)	$ (47,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation for property, plant and equipment	1,212	468	562
Amortization of intangible assets and held-for-sale assets	1,210	1,347	1,397
Reduction in the carrying amount of the right-of-use assets	1,189	1,280	1,272
Loss (gain) on disposal of long-lived assets	2,058	65	(1,152)
Impairment of intangible assets	8,724		1,537
Share-based compensation expense	7,010	7,770	7,821
Acquired in-process research and development		6,555	17,828
Government grant as a result of loan forgiveness		(472)
Change in fair value of investments	8,895	(5,660)	(4,322)
Share of net loss of an equity investee	846
Gain from sale of an equity investment	(5,325)
Impairment loss of long-term investments		865
Changes in operating assets and liabilities:
Accounts receivable	(3,170)	(5,158)	(3,352)
Inventories	(4,231)	(551)	3,186
Prepaid expenses and other assets	(1,383)	(1,303)	(184)
Accounts payable	1,066	1,491	(1,540)
Accrued liabilities and other liabilities	(912)	2,303	(1,428)
Income tax payable	1,980
Net cash used in operating activities	(21,088)	(26,842)	(25,886)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property and equipment	138	10	0
Purchases of property, plant and equipment	(5,612)	(8,945)	(1,499)
Proceeds from sales of equity securities in MaxCyte and BioInvent	3,731
Receipt from sales of equity investment in Juventas	33,891
Purchase of term deposits	(4,527)
Receipt from government for return of Wuxi land use right	6,436
Proceeds from disposal of intangible assets			2,700
Loan to a related party			(10,033)
Receipt of repayment of loan from a related party			10,033
Cash paid to acquire in-process research and development		(6,555)	(17,828)
Receipt of repayment of Black Belt convertible note		172
Receipt of government grants related to land use right		474	2,309
Net cash provided by (used in) investing activities	31,159	(20,691)	(20,719)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable			466
Proceeds from bank borrowings	4,001	709	783
Repayment of bank borrowings	(4,001)	(1,548)
Repurchase of ordinary shares	(3,267)
Stock issuance costs		(2,019)	(2,818)
Proceeds from sale of ordinary shares		32,500	45,099
Proceeds from exercise of share options			3,874
Repurchase of share options to satisfy tax withholding obligations			(251)
Net cash provided by (used in) financing activities	(3,267)	29,642	47,153
Effect of exchange rate change on cash and cash equivalents	1,604	(469)	2,895
Net increase (decrease) in cash and cash equivalents	8,408	(18,360)	3,443
Cash and cash equivalents at beginning of year	38,704	57,064	53,621
Cash and cash equivalents at end of year	47,112	38,704	57,064
Supplemental disclosure of cash flow information:
Interest paid	62	42
Non-cash investing and financing activities:
Payables related to property, plant and equipment	44	3,288	467
Government grant as a result of loan forgiveness		472
Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(86)	(83)
Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(261)
Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		$ (5,500)
BioInvent International AB
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			$ (6,318)
Precision Autoimmune Therapeutics Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire equity investment	$ (2,898)